FIRST TRUST PORTFOLIOS L.P.
                            120 EAST LIBERTY DRIVE
                           WHEATON, ILLINOIS 60187




                              November 17, 2025



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

Re:                                FT 12561
                   (File No. 333-290343) (CIK No. 2080160)

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Amendment to the Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on November 13, 2025.

                                    Very truly yours,
                                    FT 12561, Registrant

                                    By: First Trust Portfolios L.P.
                                        ___________________________
                                        Depositor

                                    By: /s/ Ronda L. Saeli-Chiappe
                                        __________________________
                                        Senior Vice President